April 2, 2015

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: Dreyfus Short Duration Bond Fund
 1933 Act File No.: 33-9634
 1940 Act File No.: 811-4888
 CIK No.: 0000804887

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and the Statement of Additional Information for the above referenced fund, that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 40 to the Registration Statement electronically filed with the Securities and Exchange Commission on March 27, 2015.

Please address any comments or questions to my attention at 212-922-6906.

Sincerely,

/s/ Elyse Cardona
Elyse Cardona
Paralegal